UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 153 East 53rd Street
         New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Errol M Rudman
Title:   Investment Manager
Phone:   (212) 521-8454


Signature, Place and Date of Signing:

/s/ Errol M. Rudman              New York, New York            May 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
         NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $91,367
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE
                                 Errol M Rudman
                                 March 31, 2003



   COLOUMN 1                        COLUMN  2      COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8
                                                              Market
                                                              Value     Shares/  SH/   PUT/  Invest
Name of Issuer                   Title of Class   Cusip       * 1000    Prn Amt  Prn   CALL  Discretion  Mgrs  Sole    Shared  None

AT&T WIRELESS SERVICES INC       COM              00209A106   1257      190440   SH          SOLE              190440
AKAMAI TECHNOLOGIES INC          COM              00971T101   1041      738120   SH          SOLE              738120
ALLIED WASTE INC                 COM PAR$.01 NEW  019589308   722       90400    SH          SOLE               90400
AMGEN CORP                       COM              031162100   6060      105301   SH          SOLE              105301
AMPHENOL CORP NEW-CL A           COM              032095101   5409      132736   SH          SOLE              132736
BIOSPHERE MEDICAL INC            COM              09066V103   1900      404324   SH          SOLE              404324
CSX CORP                         COM              126408103   2179      76420    SH          SOLE               76420
CABLEVISION SYSTEMS CORP         CL A NY CABLVS   12686C109   7424      390923   SH          SOLE              390923
CENDANT CORP                     COM              151313103   2438      191950   SH          SOLE              191950
CHICAGO MERCANTILE HLDGS INC.    CL A             167760107   2188      45450    SH          SOLE               45450
CITIGROUP INC                    COM              172967101   4682      135900   SH          SOLE              135900
CLEAR CHANNEL COMMUNICATIONS     COM              184502102   1516      44700    SH          SOLE               44700
FOX ENTERTAINMENT GROUP          CL A             35138T107   615       23050    SH          SOLE               23050
HCA INC.                         COM              404119109   4235      102400   SH          SOLE              102400
HILTON HOTELS CORP               COM              432848109   669       57600    SH          SOLE               57600
HOME DEPOT INC                   COM              437076102   487       20000    SH          SOLE               20000
KEMET CORP                       COM              488360108   630       80750    SH          SOLE               80750
LIBERTY MEDIA CORP SER A NEW     COM              530718105   2440      250738   SH          SOLE              250738
LIFEPOINT HOSPITALS INC          COM SER A        53219L109   3900      155300   SH          SOLE              155300
MERRILL LYNCH & CO INC           COM              590188108   2687      75900    SH          SOLE               75900
MOHAWK INDUSTRIES INC            COM              608190104   3022      63030    SH          SOLE               63030
NEUBERGER BERMAN INC.            COM              641234109   1397      49500    SH          SOLE               49500
NEWHALL LAND & FARMING CO-CA     DEPOSITARY REC   651426108   578       19900    SH          SOLE               19900
OXFORD HEALTH PLANS INC          COM              691471106   2201      72500    SH          SOLE               72500
RAYTHEON CO                      COM NEW          755111507   2366      83400    SH          SOLE               83400
ROADWAY CORP.                    COM              769742107   3020      90100    SH          SOLE               90100
STATE STREET CORP                COM              857477103   1929      61000    SH          SOLE               61000
SYMBOL TECHNOLOGIES INC          COM              871508107   649       75400    SH          SOLE               75400
TENET HEALTHCARE CORP            COM              88033G100   2408      144200   SH          SOLE              144200
TIME WARNER TELECOM INC          CL A             887319101   1977      610200   SH          SOLE              610200
TIMKEN CO                        COM              887389104   1659      106200   SH          SOLE              106200
TORO CO                          COM              891092108   2038      29100    SH          SOLE               29100
***TYCO INTERNATIONAL LTD NEW    COM              902124106   141       11000    SH          SOLE               11000
VCAMPUS CORP                     COM              92240C308   328       93785    SH          SOLE               93785
VERINT SYSTEMS INC               COM              92343X100   2064      122150   SH          SOLE              122150
VISHAY INTERTECHNOLOGY INC       COM              928298108   903       88700    SH          SOLE               88700
VISTACARE INC.                   CL A             92839Y109   1297      72700    SH          SOLD               72700
WASTE MANAGEMENT INC DEL         COM              94106L109   3127      147650   SH          SOLE              147650
YELLOW CORP                      COM              985509108   2323      96400    SH          SOLE               96400
***ACCENTURE LTD BERMUDA         CL A             G1150G111   3997      257900   SH          SOLE              257900
***PLATINUM UNDERWRITER HLDGS    COM              G7127P100   1460      57600    SH          SOLE               57600

                                                              91367                        No. of Other  0




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